Property, plant and equipment - Summary of Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 537,743
Property, plant and equipment	292,993	$ 537,743
Additions to property, plant and equipment	158,713	147,894	[1]	$ 137,400	[1]
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	845,024	613,944
Additions	105,674	313,524
Divestments and disposals	(17,629)	(7,743)
Reclassifications	0	0
Remeasurement	(1,911)	(713)
Effect of foreign currency exchange differences	59,324	(32,279)
Cancellations	(23,600)	(41,709)
Property, plant and equipment	966,882	845,024		613,944
Cash-settled additions	81,047	128,960
Additions to property, plant and equipment	158,713	147,894
Total	77,666	18,934
Additions		313,524
Accumulated depreciation & impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(307,281)	(137,905)
Divestments and disposals	4,259	3,088
Depreciation expense	(26,126)	(34,396)
Depreciation expense employee benefits	(3,728)	(2,070)
Effect of foreign currency exchange differences	(17,356)	4,986
Depreciation capitalized into inventory	(31,997)	(15,887)
Cancellations	17,866	19,398
Impairment loss	(309,526)	(144,495)
Property, plant and equipment	(673,889)	(307,281)		(137,905)
Impairment loss	287,771
Foreign exchange effects and reversals	3,442
Accumulated depreciation & impairment | Restructuring Initiatives
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	25,197
Buildings and land | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6,712
Property, plant and equipment	4,384	6,712
Buildings and land | Right-of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	70,556
Property, plant and equipment	53,462	70,556
Buildings and land | Acquisition cost | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,866	8,916
Additions	302	5,133
Divestments and disposals	(2,730)	(4,525)
Reclassifications	200	1,963
Remeasurement	0	0
Effect of foreign currency exchange differences	811	(621)
Cancellations	0	0
Property, plant and equipment	9,449	10,866		8,916
Buildings and land | Acquisition cost | Right-of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	108,725	122,613
Additions	10,787	32,184
Divestments and disposals	0	0
Reclassifications	0	0
Remeasurement	0	0
Effect of foreign currency exchange differences	13,121	(6,463)
Cancellations	(20,438)	(39,609)
Property, plant and equipment	112,195	108,725		122,613
Buildings and land | Accumulated depreciation & impairment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(4,154)	(2,709)
Divestments and disposals	1,132	1,858
Depreciation expense	(1,822)	(3,542)
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(221)	239
Depreciation capitalized into inventory	0	0
Cancellations	0	0
Impairment loss	0	0
Property, plant and equipment	(5,065)	(4,154)		(2,709)
Buildings and land | Accumulated depreciation & impairment | Right-of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(38,169)	(34,291)
Divestments and disposals	0	0
Depreciation expense	(17,620)	(24,780)
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(5,193)	2,517
Depreciation capitalized into inventory	0	0
Cancellations	15,197	18,385
Impairment loss	(12,948)	0
Property, plant and equipment	(58,733)	(38,169)		(34,291)
Machinery | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	333,279
Property, plant and equipment	194,862	333,279
Machinery | Right-of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	33,700
Property, plant and equipment	3,862	33,700
Machinery | Acquisition cost | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	476,162	180,945
Additions	4,973	66,874
Divestments and disposals	(12,561)	(2,567)
Reclassifications	118,339	250,630
Remeasurement	0	0
Effect of foreign currency exchange differences	20,286	(19,720)
Cancellations	0	0
Property, plant and equipment	607,199	476,162		180,945
Machinery | Acquisition cost | Right-of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	83,075	49,832
Additions	6,039	37,894
Divestments and disposals	0	0
Reclassifications	0	0
Remeasurement	(1,911)	(713)
Effect of foreign currency exchange differences	9,002	(1,838)
Cancellations	(3,162)	(2,100)
Property, plant and equipment	93,043	83,075		49,832
Machinery | Accumulated depreciation & impairment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(142,883)	(61,174)
Divestments and disposals	3,127	1,230
Depreciation expense	(5,668)	(4,531)
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(6,816)	1,856
Depreciation capitalized into inventory	(29,327)	(15,042)
Cancellations	0	0
Impairment loss	(230,770)	(65,222)
Property, plant and equipment	(412,337)	(142,883)		(61,174)
Machinery | Accumulated depreciation & impairment | Right-of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(49,375)	(39,152)
Divestments and disposals	0	0
Depreciation expense	(1,016)	(1,543)
Depreciation expense employee benefits	(3,728)	(2,070)
Effect of foreign currency exchange differences	(1,845)	374
Depreciation capitalized into inventory	(2,670)	(845)
Cancellations	2,669	1,013
Impairment loss	(33,216)	(7,152)
Property, plant and equipment	(89,181)	(49,375)		(39,152)
Assets under construction | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	93,496
Property, plant and equipment	36,423	93,496
Assets under construction | Acquisition cost | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	166,196	251,638
Additions	83,573	171,439
Divestments and disposals	(2,338)	(651)
Reclassifications	(118,539)	(252,593)
Remeasurement	0	0
Effect of foreign currency exchange differences	16,104	(3,637)
Cancellations	0	0
Property, plant and equipment	144,996	166,196		251,638
Assets under construction | Accumulated depreciation & impairment | Tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(72,700)	(579)
Divestments and disposals	0	0
Depreciation expense	0	0
Depreciation expense employee benefits	0	0
Effect of foreign currency exchange differences	(3,281)	0
Depreciation capitalized into inventory	0	0
Cancellations	0	0
Impairment loss	(32,592)	(72,121)
Property, plant and equipment	$ (108,573)	$ (72,700)		$ (579)

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).